Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000003854 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000003854 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%
C000003854 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000003854 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000003854 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
C000003854 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000003854 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000003854 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	31.40%
C000003854 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000003854 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000003854 [Member] | Others each less than 1 0 Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000003854 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000007566 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000007566 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%
C000007566 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000007566 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000007566 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
C000007566 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000007566 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000007566 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	31.40%
C000007566 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000007566 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000007566 [Member] | Others each less than 1 0 Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000007566 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000007404 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000007404 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%
C000007404 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000007404 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000007404 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
C000007404 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000007404 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000007404 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	31.40%
C000007404 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000007404 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000007404 [Member] | Others each less than 1 0 Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000007404 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000007405 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000007405 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%
C000007405 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000007405 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000007405 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
C000007405 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000007405 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000007405 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	31.40%
C000007405 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000007405 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000007405 [Member] | Others each less than 1 0 Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000007405 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000070617 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000070617 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%
C000070617 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000070617 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000070617 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
C000070617 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000070617 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000070617 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	31.40%
C000070617 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000070617 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000070617 [Member] | Others each less than 1 0 Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000070617 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000173553 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000173553 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%
C000173553 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000173553 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000173553 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
C000173553 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000173553 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000173553 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	31.40%
C000173553 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000173553 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000173553 [Member] | Others each less than 1 0 Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000173553 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000173554 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000173554 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%
C000173554 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000173554 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000173554 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
C000173554 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000173554 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000173554 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	31.40%
C000173554 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000173554 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000173554 [Member] | Others each less than 1 0 Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000173554 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000033526 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000033526 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%
C000033526 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000033526 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000033526 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
C000033526 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000033526 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000033526 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	31.40%
C000033526 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000033526 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000033526 [Member] | Others each less than 1 0 Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000033526 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000093771 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000093771 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%
C000093771 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000093771 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000093771 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
C000093771 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000093771 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000093771 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	31.40%
C000093771 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000093771 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000093771 [Member] | Others each less than 1 0 Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000093771 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000007573 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000007573 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.50%
C000007573 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000007573 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000007573 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000007573 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
C000007573 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000007573 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
C000007573 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	32.60%
C000007573 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000007573 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000007573 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000007571 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000007571 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.50%
C000007571 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000007571 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000007571 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000007571 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
C000007571 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000007571 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
C000007571 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	32.60%
C000007571 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000007571 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000007571 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000007982 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000007982 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.50%
C000007982 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000007982 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000007982 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000007982 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
C000007982 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000007982 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
C000007982 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	32.60%
C000007982 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000007982 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000007982 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000007576 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000007576 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000007576 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000007576 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	49.50%
C000007576 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000007576 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000007576 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	16.30%
C000007576 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
C000007576 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000007578 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000007578 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000007578 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000007578 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	49.50%
C000007578 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000007578 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000007578 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	16.30%
C000007578 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
C000007578 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000007574 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000007574 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000007574 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000007574 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	49.50%
C000007574 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000007574 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000007574 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	16.30%
C000007574 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
C000007574 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000007575 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000007575 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000007575 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000007575 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	49.50%
C000007575 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000007575 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000007575 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	16.30%
C000007575 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
C000007575 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000195232 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000195232 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000195232 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000195232 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	49.50%
C000195232 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000195232 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000195232 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	16.30%
C000195232 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
C000195232 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000007580 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000007580 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.90%
C000007580 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%
C000007580 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000007580 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000007580 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
C000007580 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000007580 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.60%
C000007580 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%
C000007580 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000007580 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000007580 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000007582 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000007582 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.90%
C000007582 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%
C000007582 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000007582 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000007582 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
C000007582 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000007582 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.60%
C000007582 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%
C000007582 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000007582 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000007582 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000007579 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000007579 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.90%
C000007579 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%
C000007579 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000007579 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000007579 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
C000007579 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000007579 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.60%
C000007579 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%
C000007579 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000007579 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000007579 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000200711 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000200711 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.90%
C000200711 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%
C000200711 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000200711 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000200711 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
C000200711 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000200711 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.60%
C000200711 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%
C000200711 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000200711 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000200711 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000007584 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000007584 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	26.00%
C000007584 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000007584 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000007584 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000007584 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000007584 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000007584 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.40%
C000007584 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000007584 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000007584 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000007584 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000007586 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000007586 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	26.00%
C000007586 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000007586 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000007586 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000007586 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000007586 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000007586 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.40%
C000007586 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000007586 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000007586 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000007586 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000007583 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000007583 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	26.00%
C000007583 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000007583 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000007583 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000007583 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000007583 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000007583 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.40%
C000007583 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000007583 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000007583 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000007583 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000162364 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000162364 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	26.00%
C000162364 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000162364 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000162364 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000162364 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000162364 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000162364 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.40%
C000162364 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000162364 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000162364 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000162364 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000190876 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000190876 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	26.00%
C000190876 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000190876 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000190876 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000190876 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000190876 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000190876 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.40%
C000190876 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000190876 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000190876 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000190876 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000190877 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000190877 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	26.00%
C000190877 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000190877 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000190877 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000190877 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000190877 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000190877 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.40%
C000190877 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000190877 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000190877 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000190877 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000162365 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000162365 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	26.00%
C000162365 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000162365 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000162365 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000162365 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000162365 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000162365 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.40%
C000162365 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000162365 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000162365 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000162365 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000162366 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000162366 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	26.00%
C000162366 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000162366 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000162366 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000162366 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000162366 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000162366 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.40%
C000162366 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000162366 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000162366 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000162366 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000007642 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000007642 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000007642 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
C000007642 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%
C000007642 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000007642 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000007642 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	49.80%
C000007642 [Member] | Others each less than 1 0 Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000007642 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000007643 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000007643 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000007643 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
C000007643 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%
C000007643 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000007643 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000007643 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	49.80%
C000007643 [Member] | Others each less than 1 0 Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000007643 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000007641 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000007641 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000007641 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
C000007641 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%
C000007641 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000007641 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000007641 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	49.80%
C000007641 [Member] | Others each less than 1 0 Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000007641 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000070623 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000070623 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000070623 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
C000070623 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%
C000070623 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000070623 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000070623 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	49.80%
C000070623 [Member] | Others each less than 1 0 Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000070623 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000033529 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000033529 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000033529 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
C000033529 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%
C000033529 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000033529 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000033529 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	49.80%
C000033529 [Member] | Others each less than 1 0 Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000033529 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000162368 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000162368 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000162368 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
C000162368 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%
C000162368 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000162368 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000162368 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	49.80%
C000162368 [Member] | Others each less than 1 0 Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000162368 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000007645 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.50%
C000007645 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
C000007645 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000007645 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000007645 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
C000007645 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000007645 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000007645 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	35.50%
C000007645 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000007645 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000007645 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000007646 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.50%
C000007646 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
C000007646 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000007646 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000007646 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
C000007646 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000007646 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000007646 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	35.50%
C000007646 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000007646 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000007646 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000007644 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.50%
C000007644 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
C000007644 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000007644 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000007644 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
C000007644 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000007644 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000007644 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	35.50%
C000007644 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000007644 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000007644 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000222263 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.50%
C000222263 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
C000222263 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000222263 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000222263 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
C000222263 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000222263 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000222263 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	35.50%
C000222263 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000222263 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000222263 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000007648 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000007648 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.60%
C000007648 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000007648 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000007648 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000007648 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000007648 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000007648 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%
C000007648 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000007648 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000007648 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000007648 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000007649 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000007649 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.60%
C000007649 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000007649 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000007649 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000007649 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000007649 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000007649 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%
C000007649 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000007649 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000007649 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000007649 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000007647 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000007647 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.60%
C000007647 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000007647 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000007647 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000007647 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000007647 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000007647 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%
C000007647 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000007647 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000007647 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000007647 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000070624 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000070624 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.60%
C000070624 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000070624 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000070624 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000070624 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000070624 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000070624 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%
C000070624 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000070624 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000070624 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000070624 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000033530 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000033530 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.60%
C000033530 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000033530 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000033530 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000033530 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000033530 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000033530 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%
C000033530 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000033530 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000033530 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000033530 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000093775 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000093775 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.60%
C000093775 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000093775 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000093775 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000093775 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000093775 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000093775 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%
C000093775 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000093775 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000093775 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000093775 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000007895 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000007895 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.30%
C000007895 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000007895 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000007895 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000007895 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
C000007895 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000007895 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.70%
C000007895 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000007895 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000007895 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000007895 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000081076 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000081076 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.30%
C000081076 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000081076 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000081076 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000081076 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
C000081076 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000081076 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.70%
C000081076 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000081076 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000081076 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000081076 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000007650 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000007650 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.30%
C000007650 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000007650 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000007650 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000007650 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
C000007650 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000007650 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.70%
C000007650 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000007650 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000007650 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000007650 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000136840 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000136840 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.30%
C000136840 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000136840 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000136840 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000136840 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
C000136840 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000136840 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.70%
C000136840 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000136840 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000136840 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000136840 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000136841 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000136841 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.30%
C000136841 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000136841 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000136841 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000136841 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
C000136841 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000136841 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.70%
C000136841 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000136841 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000136841 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000136841 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000136842 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000136842 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.30%
C000136842 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000136842 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000136842 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000136842 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
C000136842 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000136842 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.70%
C000136842 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000136842 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000136842 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000136842 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000007653 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000007653 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.70%
C000007653 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000007653 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000007653 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000007653 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000007653 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.00%
C000007653 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000007653 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000007653 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000007653 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000007655 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000007655 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.70%
C000007655 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000007655 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000007655 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000007655 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000007655 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.00%
C000007655 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000007655 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000007655 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000007655 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000007651 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000007651 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.70%
C000007651 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000007651 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000007651 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000007651 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000007651 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.00%
C000007651 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000007651 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000007651 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000007651 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000070625 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000070625 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.70%
C000070625 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000070625 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000070625 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000070625 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000070625 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.00%
C000070625 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000070625 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000070625 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000070625 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000173555 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000173555 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.70%
C000173555 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000173555 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000173555 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000173555 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000173555 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.00%
C000173555 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000173555 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000173555 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000173555 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000173556 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000173556 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.70%
C000173556 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000173556 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000173556 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000173556 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000173556 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.00%
C000173556 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000173556 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000173556 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000173556 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000033531 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000033531 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.70%
C000033531 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000033531 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000033531 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000033531 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000033531 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.00%
C000033531 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000033531 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000033531 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000033531 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000169974 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000169974 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.70%
C000169974 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000169974 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000169974 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000169974 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000169974 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.00%
C000169974 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000169974 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000169974 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000169974 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000054337 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000054337 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%
C000054337 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.80%
C000054337 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000054337 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000054337 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000054337 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000054337 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.50%
C000054337 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%
C000054337 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000054337 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000054337 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000054338 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000054338 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%
C000054338 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.80%
C000054338 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000054338 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000054338 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000054338 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000054338 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.50%
C000054338 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%
C000054338 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000054338 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000054338 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000007656 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000007656 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%
C000007656 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.80%
C000007656 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000007656 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000007656 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000007656 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000007656 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.50%
C000007656 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%
C000007656 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000007656 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000007656 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000007657 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000007657 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%
C000007657 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.80%
C000007657 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000007657 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000007657 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000007657 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000007657 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.50%
C000007657 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%
C000007657 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000007657 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000007657 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000106052 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000106052 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%
C000106052 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.80%
C000106052 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000106052 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000106052 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000106052 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000106052 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.50%
C000106052 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%
C000106052 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000106052 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000106052 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000173557 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000173557 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%
C000173557 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.80%
C000173557 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000173557 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000173557 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000173557 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000173557 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.50%
C000173557 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%
C000173557 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000173557 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000173557 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000173558 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000173558 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%
C000173558 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.80%
C000173558 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000173558 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000173558 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000173558 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000173558 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.50%
C000173558 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%
C000173558 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000173558 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000173558 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000173220 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000173220 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%
C000173220 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.80%
C000173220 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000173220 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000173220 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000173220 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000173220 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.50%
C000173220 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%
C000173220 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000173220 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000173220 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000106053 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000106053 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%
C000106053 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.80%
C000106053 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000106053 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000106053 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000106053 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000106053 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.50%
C000106053 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%
C000106053 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000106053 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000106053 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000007660 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000007660 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	28.90%
C000007660 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
C000007660 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000007660 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000007660 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000007660 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000007660 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000007660 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000007660 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000007660 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000007660 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000007661 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000007661 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	28.90%
C000007661 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
C000007661 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000007661 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000007661 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000007661 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000007661 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000007661 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000007661 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000007661 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000007661 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000007658 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000007658 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	28.90%
C000007658 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
C000007658 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000007658 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000007658 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000007658 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000007658 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000007658 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000007658 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000007658 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000007658 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000007659 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000007659 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	28.90%
C000007659 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
C000007659 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000007659 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000007659 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000007659 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000007659 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000007659 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000007659 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000007659 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000007659 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000190878 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000190878 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	28.90%
C000190878 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
C000190878 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000190878 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000190878 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000190878 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000190878 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000190878 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000190878 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000190878 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000190878 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000173221 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000173221 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	28.90%
C000173221 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
C000173221 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000173221 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000173221 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000173221 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000173221 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000173221 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000173221 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000173221 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000173221 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000173222 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000173222 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	28.90%
C000173222 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
C000173222 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000173222 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000173222 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000173222 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000173222 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000173222 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000173222 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000173222 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000173222 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000173223 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000173223 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	28.90%
C000173223 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
C000173223 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000173223 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000173223 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000173223 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000173223 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000173223 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000173223 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000173223 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000173223 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000173224 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000173224 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	28.90%
C000173224 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
C000173224 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000173224 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000173224 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000173224 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000173224 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000173224 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000173224 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000173224 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000173224 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000007811 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.10%
Percent of Total Short Exposure	5.10%
C000007811 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	15.20%
Percent of Total Short Exposure	20.90%
C000007811 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	8.30%
Percent of Total Short Exposure	8.00%
C000007811 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.60%
Percent of Total Short Exposure	5.10%
C000007811 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	8.70%
Percent of Total Short Exposure	1.70%
C000007811 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	11.20%
Percent of Total Short Exposure	6.00%
C000007811 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.70%
Percent of Total Short Exposure	6.90%
C000007811 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	10.40%
Percent of Total Short Exposure	14.40%
C000007811 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	29.50%
Percent of Total Short Exposure	21.40%
C000007811 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	1.90%
Percent of Total Short Exposure	1.90%
C000007811 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.80%
Percent of Total Short Exposure	8.60%
C000007811 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.60%
C000007812 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.10%
Percent of Total Short Exposure	5.10%
C000007812 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	15.20%
Percent of Total Short Exposure	20.90%
C000007812 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	8.30%
Percent of Total Short Exposure	8.00%
C000007812 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.60%
Percent of Total Short Exposure	5.10%
C000007812 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	8.70%
Percent of Total Short Exposure	1.70%
C000007812 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	11.20%
Percent of Total Short Exposure	6.00%
C000007812 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.70%
Percent of Total Short Exposure	6.90%
C000007812 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	10.40%
Percent of Total Short Exposure	14.40%
C000007812 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	29.50%
Percent of Total Short Exposure	21.40%
C000007812 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	1.90%
Percent of Total Short Exposure	1.90%
C000007812 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.80%
Percent of Total Short Exposure	8.60%
C000007812 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.60%
C000007809 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.10%
Percent of Total Short Exposure	5.10%
C000007809 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	15.20%
Percent of Total Short Exposure	20.90%
C000007809 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	8.30%
Percent of Total Short Exposure	8.00%
C000007809 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.60%
Percent of Total Short Exposure	5.10%
C000007809 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	8.70%
Percent of Total Short Exposure	1.70%
C000007809 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	11.20%
Percent of Total Short Exposure	6.00%
C000007809 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.70%
Percent of Total Short Exposure	6.90%
C000007809 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	10.40%
Percent of Total Short Exposure	14.40%
C000007809 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	29.50%
Percent of Total Short Exposure	21.40%
C000007809 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	1.90%
Percent of Total Short Exposure	1.90%
C000007809 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.80%
Percent of Total Short Exposure	8.60%
C000007809 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.60%
C000070626 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.10%
Percent of Total Short Exposure	5.10%
C000070626 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	15.20%
Percent of Total Short Exposure	20.90%
C000070626 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	8.30%
Percent of Total Short Exposure	8.00%
C000070626 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.60%
Percent of Total Short Exposure	5.10%
C000070626 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	8.70%
Percent of Total Short Exposure	1.70%
C000070626 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	11.20%
Percent of Total Short Exposure	6.00%
C000070626 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.70%
Percent of Total Short Exposure	6.90%
C000070626 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	10.40%
Percent of Total Short Exposure	14.40%
C000070626 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	29.50%
Percent of Total Short Exposure	21.40%
C000070626 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	1.90%
Percent of Total Short Exposure	1.90%
C000070626 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.80%
Percent of Total Short Exposure	8.60%
C000070626 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.60%
C000033532 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.10%
Percent of Total Short Exposure	5.10%
C000033532 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	15.20%
Percent of Total Short Exposure	20.90%
C000033532 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	8.30%
Percent of Total Short Exposure	8.00%
C000033532 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.60%
Percent of Total Short Exposure	5.10%
C000033532 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	8.70%
Percent of Total Short Exposure	1.70%
C000033532 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	11.20%
Percent of Total Short Exposure	6.00%
C000033532 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.70%
Percent of Total Short Exposure	6.90%
C000033532 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	10.40%
Percent of Total Short Exposure	14.40%
C000033532 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	29.50%
Percent of Total Short Exposure	21.40%
C000033532 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	1.90%
Percent of Total Short Exposure	1.90%
C000033532 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.80%
Percent of Total Short Exposure	8.60%
C000033532 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.60%
C000195233 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.10%
Percent of Total Short Exposure	5.10%
C000195233 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	15.20%
Percent of Total Short Exposure	20.90%
C000195233 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	8.30%
Percent of Total Short Exposure	8.00%
C000195233 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.60%
Percent of Total Short Exposure	5.10%
C000195233 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	8.70%
Percent of Total Short Exposure	1.70%
C000195233 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	11.20%
Percent of Total Short Exposure	6.00%
C000195233 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.70%
Percent of Total Short Exposure	6.90%
C000195233 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	10.40%
Percent of Total Short Exposure	14.40%
C000195233 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	29.50%
Percent of Total Short Exposure	21.40%
C000195233 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	1.90%
Percent of Total Short Exposure	1.90%
C000195233 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.80%
Percent of Total Short Exposure	8.60%
C000195233 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.60%
C000032433 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000032433 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	55.30%
C000032433 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	22.80%
C000032433 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	16.50%
C000032433 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000032434 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000032434 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	55.30%
C000032434 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	22.80%
C000032434 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	16.50%
C000032434 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000032435 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000032435 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	55.30%
C000032435 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	22.80%
C000032435 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	16.50%
C000032435 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000070627 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000070627 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	55.30%
C000070627 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	22.80%
C000070627 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	16.50%
C000070627 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000169479 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000169479 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	55.30%
C000169479 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	22.80%
C000169479 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	16.50%
C000169479 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000169480 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000169480 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	55.30%
C000169480 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	22.80%
C000169480 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	16.50%
C000169480 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000032436 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000032436 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	55.30%
C000032436 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	22.80%
C000032436 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	16.50%
C000032436 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000148425 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000148425 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	55.30%
C000148425 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	22.80%
C000148425 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	16.50%
C000148425 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000032449 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000032449 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000032449 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	43.30%
C000032449 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	32.50%
C000032449 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	21.80%
C000032449 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000032450 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000032450 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000032450 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	43.30%
C000032450 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	32.50%
C000032450 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	21.80%
C000032450 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000032451 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000032451 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000032451 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	43.30%
C000032451 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	32.50%
C000032451 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	21.80%
C000032451 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000070631 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000070631 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000070631 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	43.30%
C000070631 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	32.50%
C000070631 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	21.80%
C000070631 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000169485 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000169485 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000169485 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	43.30%
C000169485 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	32.50%
C000169485 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	21.80%
C000169485 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000169486 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000169486 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000169486 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	43.30%
C000169486 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	32.50%
C000169486 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	21.80%
C000169486 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000032452 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000032452 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000032452 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	43.30%
C000032452 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	32.50%
C000032452 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	21.80%
C000032452 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000148428 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000148428 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000148428 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	43.30%
C000148428 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	32.50%
C000148428 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	21.80%
C000148428 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000032453 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000032453 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000032453 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	20.70%
C000032453 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	45.20%
C000032453 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	31.10%
C000032453 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000032454 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000032454 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000032454 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	20.70%
C000032454 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	45.20%
C000032454 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	31.10%
C000032454 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000032455 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000032455 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000032455 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	20.70%
C000032455 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	45.20%
C000032455 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	31.10%
C000032455 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000070632 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000070632 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000070632 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	20.70%
C000070632 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	45.20%
C000070632 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	31.10%
C000070632 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000169488 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000169488 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000169488 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	20.70%
C000169488 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	45.20%
C000169488 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	31.10%
C000169488 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000169487 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000169487 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000169487 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	20.70%
C000169487 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	45.20%
C000169487 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	31.10%
C000169487 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000032456 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000032456 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000032456 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	20.70%
C000032456 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	45.20%
C000032456 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	31.10%
C000032456 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000148429 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000148429 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000148429 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	20.70%
C000148429 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	45.20%
C000148429 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	31.10%
C000148429 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000050048 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000050048 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	54.20%
C000050048 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	24.50%
C000050048 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	17.80%
C000050048 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000050049 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000050049 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	54.20%
C000050049 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	24.50%
C000050049 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	17.80%
C000050049 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000050050 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000050050 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	54.20%
C000050050 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	24.50%
C000050050 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	17.80%
C000050050 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000070633 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000070633 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	54.20%
C000070633 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	24.50%
C000070633 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	17.80%
C000070633 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000169489 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000169489 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	54.20%
C000169489 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	24.50%
C000169489 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	17.80%
C000169489 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000169490 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000169490 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	54.20%
C000169490 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	24.50%
C000169490 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	17.80%
C000169490 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000050051 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000050051 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	54.20%
C000050051 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	24.50%
C000050051 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	17.80%
C000050051 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000148430 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000148430 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	54.20%
C000148430 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	24.50%
C000148430 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	17.80%
C000148430 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000050052 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000050052 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000050052 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	30.70%
C000050052 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	39.40%
C000050052 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	26.80%
C000050052 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000050053 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000050053 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000050053 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	30.70%
C000050053 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	39.40%
C000050053 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	26.80%
C000050053 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000050054 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000050054 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000050054 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	30.70%
C000050054 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	39.40%
C000050054 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	26.80%
C000050054 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000070634 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000070634 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000070634 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	30.70%
C000070634 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	39.40%
C000070634 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	26.80%
C000070634 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000169491 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000169491 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000169491 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	30.70%
C000169491 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	39.40%
C000169491 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	26.80%
C000169491 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000169492 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000169492 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000169492 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	30.70%
C000169492 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	39.40%
C000169492 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	26.80%
C000169492 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000050055 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000050055 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000050055 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	30.70%
C000050055 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	39.40%
C000050055 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	26.80%
C000050055 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000148431 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000148431 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000148431 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	30.70%
C000148431 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	39.40%
C000148431 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	26.80%
C000148431 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000050059 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000050059 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000050059 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
C000050059 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	49.40%
C000050059 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	34.10%
C000050059 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000050056 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000050056 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000050056 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
C000050056 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	49.40%
C000050056 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	34.10%
C000050056 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000050057 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000050057 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000050057 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
C000050057 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	49.40%
C000050057 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	34.10%
C000050057 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000070635 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000070635 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000070635 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
C000070635 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	49.40%
C000070635 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	34.10%
C000070635 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000169493 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000169493 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000169493 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
C000169493 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	49.40%
C000169493 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	34.10%
C000169493 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000169494 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000169494 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000169494 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
C000169494 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	49.40%
C000169494 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	34.10%
C000169494 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000050058 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000050058 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000050058 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
C000050058 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	49.40%
C000050058 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	34.10%
C000050058 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000148432 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000148432 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000148432 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
C000148432 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	49.40%
C000148432 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	34.10%
C000148432 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000050060 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000050060 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000050060 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000050060 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	52.30%
C000050060 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	36.20%
C000050060 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000050061 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000050061 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000050061 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000050061 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	52.30%
C000050061 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	36.20%
C000050061 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000050062 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000050062 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000050062 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000050062 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	52.30%
C000050062 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	36.20%
C000050062 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000070636 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000070636 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000070636 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000070636 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	52.30%
C000070636 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	36.20%
C000070636 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000169495 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000169495 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000169495 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000169495 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	52.30%
C000169495 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	36.20%
C000169495 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000169496 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000169496 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000169496 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000169496 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	52.30%
C000169496 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	36.20%
C000169496 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000050063 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000050063 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000050063 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000050063 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	52.30%
C000050063 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	36.20%
C000050063 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000148433 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000148433 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000148433 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000148433 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	52.30%
C000148433 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	36.20%
C000148433 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000109814 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000109814 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000109814 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000109814 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	52.20%
C000109814 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	36.10%
C000109814 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000109815 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000109815 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000109815 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000109815 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	52.20%
C000109815 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	36.10%
C000109815 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000109816 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000109816 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000109816 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000109816 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	52.20%
C000109816 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	36.10%
C000109816 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000109817 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000109817 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000109817 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000109817 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	52.20%
C000109817 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	36.10%
C000109817 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000169497 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000169497 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000169497 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000169497 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	52.20%
C000169497 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	36.10%
C000169497 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000169498 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000169498 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000169498 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000169498 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	52.20%
C000169498 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	36.10%
C000169498 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000109818 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000109818 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000109818 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000109818 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	52.20%
C000109818 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	36.10%
C000109818 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000148434 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000148434 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000148434 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000148434 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	52.20%
C000148434 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	36.10%
C000148434 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000115298 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000115298 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000115298 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	22.10%
C000115298 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000115298 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000115298 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000115298 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	42.40%
C000115298 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000115298 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000115299 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000115299 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000115299 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	22.10%
C000115299 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000115299 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000115299 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000115299 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	42.40%
C000115299 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000115299 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000186783 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000186783 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000186783 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	22.10%
C000186783 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000186783 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000186783 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000186783 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	42.40%
C000186783 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000186783 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000186784 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000186784 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000186784 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	22.10%
C000186784 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000186784 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000186784 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000186784 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	42.40%
C000186784 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000186784 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000115300 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000115300 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000115300 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	22.10%
C000115300 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000115300 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000115300 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000115300 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	42.40%
C000115300 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000115300 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000115301 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000115301 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000115301 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	22.10%
C000115301 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000115301 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000115301 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000115301 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	42.40%
C000115301 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000115301 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000115304 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000115304 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000115304 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000115304 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	56.90%
C000115304 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	31.50%
C000115304 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000115305 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000115305 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000115305 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000115305 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	56.90%
C000115305 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	31.50%
C000115305 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000186785 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000186785 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000186785 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000186785 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	56.90%
C000186785 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	31.50%
C000186785 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000186786 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000186786 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000186786 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000186786 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	56.90%
C000186786 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	31.50%
C000186786 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000115306 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000115306 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000115306 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000115306 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	56.90%
C000115306 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	31.50%
C000115306 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000115307 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000115307 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000115307 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000115307 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	56.90%
C000115307 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	31.50%
C000115307 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000115334 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000115334 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000115334 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	22.80%
C000115334 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000115334 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000115334 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000115334 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	43.50%
C000115334 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000115334 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000115335 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000115335 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000115335 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	22.80%
C000115335 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000115335 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000115335 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000115335 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	43.50%
C000115335 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000115335 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000186789 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000186789 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000186789 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	22.80%
C000186789 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000186789 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000186789 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000186789 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	43.50%
C000186789 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000186789 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000186790 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000186790 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000186790 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	22.80%
C000186790 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000186790 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000186790 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000186790 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	43.50%
C000186790 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000186790 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000115336 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000115336 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000115336 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	22.80%
C000115336 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000115336 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000115336 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000115336 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	43.50%
C000115336 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000115336 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000115337 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000115337 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000115337 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	22.80%
C000115337 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000115337 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000115337 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000115337 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	43.50%
C000115337 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000115337 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000115340 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000115340 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000115340 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	24.10%
C000115340 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000115340 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000115340 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000115340 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	47.90%
C000115340 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000115340 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000115341 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000115341 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000115341 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	24.10%
C000115341 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000115341 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000115341 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000115341 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	47.90%
C000115341 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000115341 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000186791 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000186791 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000186791 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	24.10%
C000186791 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000186791 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000186791 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000186791 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	47.90%
C000186791 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000186791 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000186792 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000186792 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000186792 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	24.10%
C000186792 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000186792 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000186792 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000186792 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	47.90%
C000186792 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000186792 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000115342 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000115342 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000115342 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	24.10%
C000115342 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000115342 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000115342 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000115342 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	47.90%
C000115342 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000115342 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000115343 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000115343 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000115343 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	24.10%
C000115343 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000115343 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000115343 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000115343 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	47.90%
C000115343 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000115343 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000115346 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000115346 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	27.80%
C000115346 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000115346 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000115346 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	64.30%
C000115346 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000115346 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000115347 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000115347 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	27.80%
C000115347 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000115347 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000115347 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	64.30%
C000115347 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000115347 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000186794 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000186794 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	27.80%
C000186794 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000186794 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000186794 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	64.30%
C000186794 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000186794 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000186793 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000186793 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	27.80%
C000186793 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000186793 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000186793 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	64.30%
C000186793 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000186793 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000115348 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000115348 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	27.80%
C000115348 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000115348 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000115348 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	64.30%
C000115348 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000115348 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000115349 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000115349 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	27.80%
C000115349 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000115349 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000115349 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	64.30%
C000115349 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000115349 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000115352 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000115352 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000115352 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	20.60%
C000115352 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	48.90%
C000115352 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	27.20%
C000115352 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000115353 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000115353 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000115353 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	20.60%
C000115353 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	48.90%
C000115353 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	27.20%
C000115353 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000186795 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000186795 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000186795 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	20.60%
C000186795 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	48.90%
C000186795 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	27.20%
C000186795 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000186796 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000186796 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000186796 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	20.60%
C000186796 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	48.90%
C000186796 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	27.20%
C000186796 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000115354 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000115354 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000115354 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	20.60%
C000115354 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	48.90%
C000115354 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	27.20%
C000115354 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000115355 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000115355 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000115355 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	20.60%
C000115355 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	48.90%
C000115355 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	27.20%
C000115355 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000115358 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000115358 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000115358 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
C000115358 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	53.70%
C000115358 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	29.80%
C000115358 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000115359 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000115359 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000115359 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
C000115359 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	53.70%
C000115359 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	29.80%
C000115359 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000186797 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000186797 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000186797 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
C000186797 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	53.70%
C000186797 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	29.80%
C000186797 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000186798 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000186798 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000186798 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
C000186798 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	53.70%
C000186798 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	29.80%
C000186798 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000115360 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000115360 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000115360 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
C000115360 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	53.70%
C000115360 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	29.80%
C000115360 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000115361 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000115361 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000115361 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
C000115361 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	53.70%
C000115361 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	29.80%
C000115361 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000115364 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000115364 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000115364 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000115364 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	56.80%
C000115364 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	31.40%
C000115364 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000115365 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000115365 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000115365 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000115365 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	56.80%
C000115365 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	31.40%
C000115365 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000186799 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000186799 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000186799 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000186799 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	56.80%
C000186799 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	31.40%
C000186799 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000186800 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000186800 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000186800 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000186800 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	56.80%
C000186800 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	31.40%
C000186800 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000115366 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000115366 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000115366 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000115366 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	56.80%
C000115366 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	31.40%
C000115366 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000115367 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000115367 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000115367 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000115367 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	56.80%
C000115367 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	31.40%
C000115367 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000133811 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000133811 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%
C000133811 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000133811 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000133811 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000133811 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%
C000133811 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000133811 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000133811 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	30.80%
C000133811 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000133811 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[1]
C000133811 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000133811 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000133812 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000133812 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%
C000133812 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000133812 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000133812 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000133812 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%
C000133812 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000133812 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000133812 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	30.80%
C000133812 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000133812 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[2]
C000133812 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000133812 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000133813 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000133813 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%
C000133813 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000133813 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000133813 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000133813 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%
C000133813 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000133813 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000133813 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	30.80%
C000133813 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000133813 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[3]
C000133813 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000133813 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000133814 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000133814 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%
C000133814 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000133814 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000133814 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000133814 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%
C000133814 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000133814 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000133814 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	30.80%
C000133814 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000133814 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[4]
C000133814 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000133814 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000133815 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000133815 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%
C000133815 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000133815 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000133815 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000133815 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%
C000133815 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000133815 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000133815 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	30.80%
C000133815 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000133815 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[5]
C000133815 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000133815 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000172118 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000172118 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000172118 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000172118 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	52.00%
C000172118 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	35.90%
C000172118 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000172119 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000172119 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000172119 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000172119 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	52.00%
C000172119 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	35.90%
C000172119 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000172120 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000172120 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000172120 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000172120 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	52.00%
C000172120 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	35.90%
C000172120 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000172122 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000172122 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000172122 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000172122 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	52.00%
C000172122 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	35.90%
C000172122 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000172123 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000172123 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000172123 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000172123 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	52.00%
C000172123 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	35.90%
C000172123 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000172124 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000172124 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000172124 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000172124 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	52.00%
C000172124 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	35.90%
C000172124 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000172121 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000172121 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000172121 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000172121 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	52.00%
C000172121 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	35.90%
C000172121 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000172125 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000172125 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000172125 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000172125 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	52.00%
C000172125 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	35.90%
C000172125 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000172127 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000172127 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000172127 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000172127 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	56.80%
C000172127 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	31.40%
C000172127 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000172128 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000172128 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000172128 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000172128 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	56.80%
C000172128 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	31.40%
C000172128 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000186801 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000186801 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000186801 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000186801 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	56.80%
C000186801 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	31.40%
C000186801 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000186802 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000186802 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000186802 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000186802 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	56.80%
C000186802 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	31.40%
C000186802 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000172129 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000172129 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000172129 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000172129 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	56.80%
C000172129 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	31.40%
C000172129 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000172130 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000172130 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000172130 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000172130 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	56.80%
C000172130 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	31.40%
C000172130 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%

[1]	Put Options Purchased
[2]	Put Options Purchased
[3]	Put Options Purchased
[4]	Put Options Purchased
[5]	Put Options Purchased